FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. Classification of Financial instruments classified as fair value through profit or loss are carried at fair value in the unaudited interim condensed consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,940	$2,940
Accounts and other receivable, net (current and non-current) (1)	62	—	5,826	5,888
Other assets (current and non-current) (2)	—	—	584	584
Financial assets (current and non-current) (3)	377	302	520	1,199
Total	$439	$302	$9,870	$10,611
Financial liabilities
Accounts payable and other (4)	$384	$130	$10,418	$10,932
Borrowings (current and non-current)	—	—	22,516	22,516
Total	$384	$130	$32,934	$33,448
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $1,184 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $3,498 million.
Included in cash and cash equivalents as at June 30, 2019 is $1,587 million of cash (December 31, 2018: $1,597 million) and $1,353 million of cash equivalents (December 31, 2018: $352 million) which includes $1,181 million on deposit with Brookfield (December 31, 2018: $244 million), as described in Note 17.
The fair value of all financial assets and liabilities as at June 30, 2019 were consistent with carrying value. As at December 31, 2018 the fair value of all financial assets and liabilities were consistent with carrying value with the exception of the borrowings at Teekay Offshore, where fair value determined using Level 1 and Level 2 inputs resulted in a fair value of $2,611 versus a carrying value $2,638 million.
Included in financial assets as at June 30, 2019 is $264 million (December 31, 2018: $283 million) of equity instruments designated as measured at fair value through OCI.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts and other receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (4)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $4,044 million.

(a)Hedging activities
Net Investment Hedges
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2019, pre-tax net losses of $61 million and $75 million (June 30, 2018: net gains of $32 million and $65 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2019, there was a derivative asset balance of $14 million (December 31, 2018: $76 million) and derivative liability balance of $18 million (December 31, 2018: $nil) relating to derivative contracts designated as net investment hedges.
Cash Flow Hedges
The partnership uses commodity swap contracts to hedge the purchase price of decant oil. Foreign exchange contracts and option contracts may be used to hedge highly probable future transactions. The partnership also uses interest rate swaps to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2019, pre-tax net loss of $87 million and $49 million (June 30, 2018: net gains of $23 million and $13 million) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2019, there was a derivative asset balance of $23 million (December 31, 2018: $17 million) and derivative liability balance of $112 million (December 31, 2018: $48 million) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.
(b)Fair value hierarchical levels — financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $285 million (December 31, 2018: $280 million) of financial assets and $89 million (December 31, 2018: $50 million) of financial liabilities, which are measured at fair value using valuation inputs based on management's best estimates of what market participants would use in pricing the asset or liability at the measurement date.
There were no transfers between levels during the three and six month period ended June 30, 2019. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2019 and December 31, 2018:

	June 30, 2019			December 31, 2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$256	$—	$—	$266	$—	$—
Accounts receivable	—	62	—	—	67	—
Derivative assets	10	125	—	41	202	—
Other financial assets	3	—	285	—	—	280
Total	$269	$187	$285	$307	$269	$280
Financial liabilities
Derivative liabilities	$6	$419	$2	$13	$296	$13
Other financial liabilities	—	—	87	—	—	37
Total	$6	$419	$89	$13	$296	$50

The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2019:

(US$ MILLIONS)	June 30, 2019
Balance at beginning of year	$280
Fair value change recorded in net income	5
Balance at end of period	$285

(c)Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the unaudited interim condensed consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at June 30, 2019, $nil gross, of financial assets (December 31, 2018: $nil) and $nil gross, of financial liabilities (December 31, 2018: $nil) were offset in the unaudited interim condensed consolidated statements of financial position related to derivative financial instruments.